Cash Flow Information - Summary of Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of cash and cash equivalents
Cash at bank	$ 94,414		$ 94,414		$ 136,430
Deposits at call	435		435		451
Cash and cash equivalents	94,849	$ 77,528	94,849	$ 77,528	$ 136,881	$ 129,328
Loss for the period	$ (25,945)	$ (25,692)	(48,590)	(50,236)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization			2,195	2,052
Foreign exchange (gains)/losses			347	(417)
Finance costs			8,203	7,905
Remeasurement of borrowing arrangements			837	(3,955)
Remeasurement of contingent consideration			71	(16,569)
Remeasurement of warrant liability			(2,152)
Equity settled share-based payment			2,556	8,421
Deferred tax benefit			(142)	(656)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables			(1,504)	(1,727)
Decrease/(increase) in prepayments			(1,491)	(3,238)
Increase/(decrease) in trade creditors and accruals			2,118	3,189
Increase/(decrease) in provisions			1,134	(2,127)
Net cash (outflows) in operating activities			$ (36,418)	$ (57,358)